Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 815,000
Final Prospectus	true